Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Fair value adjustment of the put option	€ 0	€ 0	€ 2,002
Fair value gain on financial investments	1,932	1,127	280
Fair Value of derivative	0	191	15
Other finance income	13	154	10
Total financial income	1,945	1,472	2,307
Financial expenses
Interest and fees on bank loans	19,957	13,791	3,711
Interest on leases	1,911	1,341	1,267
Fair value loss on financial investments	0	0	1,343
Impairment of financial investments	0	0	1,411
Fair value of derivative	101	0	0
Financial expenses from provisions update	1,669	0	0
Other finance costs	42	115	266
Total financial expenses	€ 23,680	€ 15,247	€ 7,998